July 21, 2006


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Merrill Lynch Global Technology Fund, Inc.
Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (Securities Act File No. 333-48929, Investment Company Act File No. 811-8721)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of
 1933, as amended (the "1933 Act"),
Merrill Lynch Global Technology Fund, Inc. (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 11
to the Fund's Registration Statement on
Form N-1A was filed electronically with the Securities and Exchange Commission on July 12, 2006.

Sincerely,

Merrill Lynch Global Technology Fund, Inc.

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of Fund